1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 9.04%, Floor 1.72%), 5.47%, 05/01/33Δ	$5,408	$5,464

TOTAL ADJUSTABLE RATE MORTGAGE (COST $5,400)		$5,464

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Series 2005-29, Class WC, 4.75%, 04/25/35	5,663	5,580

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.17%, 02/25/34Δ	24,123	23,656

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.26%, 11/25/35Δ	14,835	14,423

TOTAL WHOLE LOAN		$38,079

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $44,415)		$43,659

CORPORATE BONDS – 40.2%

AEROSPACE & DEFENSE – 1.9%

Boeing Co. (The), Sr. Unsecured
1.95%, 02/01/24	3,050,000	2,990,164
1.43%, 02/04/24	2,500,000	2,442,564
2.75%, 02/01/26	2,000,000	1,871,589
3.20%, 03/01/29	150,000	135,826

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	728,521

Northrop Grumman Corp., Sr. Unsecured 2.93%, 01/15/25	1,000,000	964,060
4.03%, 10/15/47	1,765,000	1,494,370

TOTAL AEROSPACE & DEFENSE		$10,627,094

AUTOMOTIVE – 2.1%

Ford Motor Credit Co. LLC, Sr. Unsecured 3.37%, 11/17/23	1,000,000	991,255
5.58%, 03/18/24	1,250,000	1,243,025
5.13%, 06/16/25	1,500,000	1,463,049
2.90%, 02/16/28	250,000	215,717

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	983,806

General Motors Financial Co., Inc., Sr. Unsecured
1.05%, 03/08/24	100,000	97,039
2.90%, 02/26/25	230,000	219,992
1.25%, 01/08/26	1,000,000	900,745
1.50%, 06/10/26	3,000,000	2,678,433

Description	Par Value	Value

Mercedes-Benz Finance North America LLC, Company Guaranteed, 0.75%, 03/01/24Ω	$3,000,000	$2,914,044

TOTAL AUTOMOTIVE		$11,707,105

BEVERAGES – 0.6%

Anheuser-Busch Cos. LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,065,627

Keurig Dr. Pepper, Inc., Company Guaranteed
0.75%, 03/15/24	1,490,000	1,445,267
3.20%, 05/01/30	775,000	692,223

TOTAL BEVERAGES		$3,203,117

BIOTECHNOLOGY – 0.3%

Amgen, Inc., Sr. Unsecured
2.25%, 08/19/23	225,000	224,562
5.65%, 03/02/53	1,280,000	1,286,751

TOTAL BIOTECHNOLOGY		$1,511,313

BUILDING PRODUCTS – 0.2%

Carrier Global Corp., Sr. Unsecured
2.24%, 02/15/25	418,000	396,602
2.49%, 02/15/27	56,000	51,206

Johnson Controls International PLC, Sr. Unsecured
3.63%, 07/02/24ÿ	373,000	365,690
4.63%, 07/02/44	100,000	88,115

TOTAL BUILDING PRODUCTS		$901,613

CAPITAL MARKETS – 3.0%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	699,146

Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	1,010,000	980,090
(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	2,080,000	1,962,709
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	891,085

Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%),
0.99%, 12/10/26Δ	175,000	155,951

Morgan Stanley, Sr. Unsecured, MTN
(SOFR + 0.46%), 5.79%, 01/25/24Δ	3,000,000	3,000,532
3.13%, 07/27/26	340,000	319,908
(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	798,444

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	488,478

PNC Financial Services Group, Inc. (The), Sr. Unsecured, (SOFR + 1.32%), 5.81%, 06/12/26Δ	1,125,000	1,126,637

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 03/11/24#	275,000	270,946

July 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	$1,500,000	$1,515,653

U.S. Bancorp, Sr. Unsecured, (SOFR + 2.09%), 5.85%, 10/21/33Δ	4,400,000	4,464,599

TOTAL CAPITAL MARKETS		$16,674,178

CHEMICALS – 0.2%

Sherwin-Williams Co. (The), Sr. Unsecured, 2.20%, 03/15/32#	1,480,000	1,192,056

COMMERCIAL SERVICES & SUPPLIES – 0.2%

Global Payments, Inc., Sr. Unsecured
2.65%, 02/15/25	275,000	262,101
2.90%, 05/15/30	1,000,000	849,175

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,111,276

COMPUTERS – 0.9%

Apple, Inc., Sr. Unsecured,
0.70%, 02/08/26	110,000	99,434

Hewlett Packard Enterprise Co., Sr. Unsecured
1.45%, 04/01/24	150,000	145,576
6.10%, 04/01/26	5,000,000	5,019,040

TOTAL COMPUTERS		$5,264,050

COSMETICS/PERSONAL CARE – 0.2%

Haleon U.S. Capital LLC, Company Guaranteed, 3.02%, 03/24/24	1,000,000	980,677

DIVERSIFIED FINANCIAL SERVICES – 5.8%

American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	142,380

Bank of America Corp., Sr. Unsecured, MTN
(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	229,668
3.25%, 10/21/27	1,095,000	1,027,913
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	165,143

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	963,473

Capital One Financial Corp., Sr. Unsecured, 3.90%, 01/29/24	250,000	247,149

Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,682,064

Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,459,238

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,790,563

Fifth Third Bancorp, Sr. Unsecured, 2.55%, 05/05/27	780,000	698,770

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	780,000	772,711

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,042,079

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	4,325,000	4,180,917

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 6.32%, 05/15/77Δ	1,000,000	838,529

Description	Par Value	Value

JPMorgan Chase & Co., Sr. Unsecured
(SOFR + 0.92%), 2.60%, 02/24/26Δ	$6,000,000	$5,735,751
(SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	141,440

KeyCorp., Sr. Unsecured, MTN, (SOFR + 1.25%), 3.88%, 05/23/25Δ	1,980,000	1,863,362

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	948,549

PNC Financial Services Group, Inc. (The), Sr. Unsecured, 3.45%, 04/23/29#	100,000	91,404

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,700,000	1,672,921

Truist Bank, Sr. Unsecured, BKNT, 3.20%, 04/01/24	175,000	171,990

Truist Bank, Subordinated, BKNT
3.63%, 09/16/25	250,000	235,829
3.80%, 10/30/26	1,000,000	923,139
2.25%, 03/11/30	1,850,000	1,479,796

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,099,682

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.75%), 2.16%, 02/11/26Δ	140,000	132,361

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	814,790

TOTAL DIVERSIFIED FINANCIAL SERVICES		$32,551,611

ELECTRIC – 1.7%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	1,870,000	1,846,939

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	1,950,000	1,761,652

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	922,212

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	904,383

Exelon Corp., Sr. Unsecured, 4.70%, 04/15/50	2,000,000	1,760,136

FirstEnergy Corp., Series B, Sr. Unsecured, 4.15%, 07/15/27	800,000	758,925

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	34,304

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	203,503

WEC Energy Group, Inc., Sr. Unsecured
1.38%, 10/15/27	750,000	646,046
1.80%, 10/15/30	1,150,000	913,726

TOTAL ELECTRIC		$9,751,826

ENTERTAINMENT – 0.7%

Warnermedia Holdings, Inc., Company Guaranteed, 5.14%, 03/15/52	5,000,000	4,065,470

FOOD & STAPLES RETAILING – 1.3%

Campbell Soup Co., Sr. Unsecured, 3.30%, 03/19/25	2,050,000	1,980,134

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Conagra Brands, Inc., Sr. Unsecured
1.38%, 11/01/27	$200,000	$170,037
5.40%, 11/01/48	665,000	622,180

Kroger Co. (The), Sr. Unsecured, 3.95%, 01/15/50	1,000,000	806,024

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,732,940

Mondelez International Holdings Netherlands BV, Company Guaranteed, 0.75%, 09/24/24Ω	860,000	812,012

TOTAL FOOD & STAPLES RETAILING		$7,123,327

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,091,100

HEALTHCARE-PRODUCTS – 0.6%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,239,322

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 1.45%, 11/22/24	1,480,000	1,401,921

TOTAL HEALTHCARE-PRODUCTS		$3,641,243

HEALTHCARE-SERVICES – 2.5%

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	527,991

Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	909,174

Cigna Group (The), Sr. Unsecured
5.69%, 03/15/26	2,740,000	2,737,549
2.38%, 03/15/31	250,000	207,655

CommonSpirit Health, Sr. Secured
2.76%, 10/01/24	3,140,000	3,033,925
3.35%, 10/01/29	150,000	133,720

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,565,020

McKesson Corp., Sr. Unsecured, 5.25%, 02/15/26	2,745,000	2,747,272

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	696,655

UnitedHealth Group, Inc., Sr. Unsecured
2.95%, 10/15/27	1,350,000	1,256,517
3.95%, 10/15/42	290,000	247,713

TOTAL HEALTHCARE-SERVICES		$14,063,191

HOME FURNISHINGS – 0.2%

Whirlpool Corp., Sr. Unsecured, 4.60%, 05/15/50#	1,405,000	1,179,426

INSURANCE – 1.3%

Aon Global Ltd., Company Guaranteed, 4.00%, 11/27/23	1,700,000	1,689,832

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	386,445

CNA Financial Corp., Sr. Unsecured
7.25%, 11/15/23	200,000	200,711
3.95%, 05/15/24	950,000	936,228

Description	Par Value	Value

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26#	$1,380,000	$1,281,160

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	193,595

W.R. Berkley Corp., Sr. Unsecured
4.75%, 08/01/44	1,715,000	1,485,921
4.00%, 05/12/50	1,425,000	1,104,156

TOTAL INSURANCE		$7,278,048

MEDIA – 1.1%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	3,000,000	2,471,250

Discovery Communications LLC, Company Guaranteed
3.95%, 03/20/28	1,000,000	931,631
3.63%, 05/15/30#	1,000,000	880,196

Paramount Global, Sr. Unsecured
4.60%, 01/15/45	1,100,000	772,014
4.95%, 05/19/50#	1,185,000	882,650

TOTAL MEDIA		$5,937,741

MISCELLANEOUS MANUFACTURING – 0.4%

Textron, Inc., Sr. Unsecured
3.88%, 03/01/25	750,000	728,063
2.45%, 03/15/31#	2,000,000	1,645,451

TOTAL MISCELLANEOUS MANUFACTURING		$2,373,514

OIL & GAS – 1.4%

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	728,157

Phillips 66, Company Guaranteed
0.90%, 02/15/24	1,065,000	1,037,404
3.85%, 04/09/25	575,000	559,548

Pioneer Natural Resources Co., Sr. Unsecured
1.13%, 01/15/26	1,000,000	905,206
1.90%, 08/15/30	1,940,000	1,582,500
2.15%, 01/15/31	1,000,000	819,913

Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	1,800,000	1,604,051
4.90%, 03/15/45	563,000	498,184

TOTAL OIL & GAS		$7,734,963

ONLINE RETAILER – 0.1%

Amazon.com, Inc., Sr. Unsecured
1.20%, 06/03/27	100,000	87,921
3.25%, 05/12/61	1,000,000	711,475

TOTAL ONLINE RETAILER		$799,396

PHARMACEUTICALS – 1.8%

AbbVie, Inc., Sr. Unsecured
3.75%, 11/14/23	150,000	149,173
2.95%, 11/21/26	1,875,000	1,761,921
4.25%, 11/14/28	1,235,000	1,200,768
4.40%, 11/06/42	460,000	406,859
4.88%, 11/14/48	1,000,000	940,604
4.25%, 11/21/49	1,000,000	856,240

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	435,281

July 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	$100,000	$89,520

Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	81,005

Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 07/26/29	310,000	289,328

CVS Health Corp., Sr. Unsecured
1.30%, 08/21/27	145,000	125,405
5.13%, 02/21/30	910,000	907,540
1.88%, 02/28/31	2,000,000	1,594,295

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	572,743

Zoetis, Inc., Sr. Unsecured
3.00%, 09/12/27	125,000	116,512
3.95%, 09/12/47	1,005,000	821,812

TOTAL PHARMACEUTICALS		$10,349,006

PIPELINES – 3.7%

Enbridge, Inc., Company Guaranteed
0.55%, 10/04/23	1,240,000	1,227,920
(SOFR + 0.63%), 5.77%, 02/16/24Δ	3,000,000	2,999,820

Energy Transfer LP, Sr. Unsecured
3.75%, 05/15/30	715,000	647,058
5.30%, 04/15/47	1,250,000	1,094,242

Enterprise Products Operating LLC, Company Guaranteed
4.20%, 01/31/50	1,120,000	932,791
4.95%, 10/15/54	500,000	453,837

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	889,033

Kinder Morgan, Inc., Company Guaranteed
5.20%, 03/01/48	2,040,000	1,805,078
3.60%, 02/15/51	1,315,000	916,195

MPLX LP, Sr. Unsecured
4.70%, 04/15/48	1,000,000	828,581
4.95%, 03/14/52	1,000,000	849,440

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	973,936

ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	342,702

Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	866,000	861,899

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25	670,000	645,346

Targa Resources Corp., Company Guaranteed, 6.13%, 03/15/33	2,900,000	2,976,241

Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,162,519

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,032,337

TOTAL PIPELINES		$20,638,975

REAL ESTATE INVESTMENT TRUSTS – 2.4%

American Tower Corp., Sr. Unsecured
5.00%, 02/15/24	665,000	662,258
3.13%, 01/15/27	1,000,000	923,904

Description	Par Value	Value

4.05%, 03/15/32	$1,000,000	$905,542
3.10%, 06/15/50	1,500,000	970,461

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,331,001

Healthcare Realty Holdings LP, Company Guaranteed
3.88%, 05/01/25	1,215,000	1,160,685
3.63%, 01/15/28	1,100,000	971,214

Healthpeak OP LLC, Company Guaranteed
3.25%, 07/15/26	110,000	104,800
2.88%, 01/15/31	2,350,000	1,986,341

Ventas Realty LP, Company Guaranteed, 4.00%, 03/01/28	250,000	232,319

Welltower OP LLC, Company Guaranteed
3.63%, 03/15/24	250,000	245,696
4.00%, 06/01/25	3,000,000	2,909,383
4.95%, 09/01/48	1,000,000	895,261

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,298,865

RETAIL – 1.0%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	186,342

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	686,250

Walgreens Boots Alliance, Inc., Sr. Unsecured, 0.95%, 11/17/23	4,880,000	4,812,268

TOTAL RETAIL		$5,684,860

SEMICONDUCTORS – 0.2%

Micron Technology, Inc., Sr. Unsecured, 2.70%, 04/15/32	1,500,000	1,189,865

SOFTWARE – 0.4%

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	1,345,000	1,109,653

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,315,808

TOTAL SOFTWARE		$2,425,461

TELECOMMUNICATIONS – 1.3%

AT&T, Inc., Sr. Unsecured
0.90%, 03/25/24	2,125,000	2,058,897
4.50%, 05/15/35	845,000	760,471
3.55%, 09/15/55	1,423,000	962,156

Verizon Communications, Inc., Sr. Unsecured
2.10%, 03/22/28	50,000	43,740
1.75%, 01/20/31	2,310,000	1,810,654
2.36%, 03/15/32	305,000	244,155
3.40%, 03/22/41	1,515,000	1,153,795

TOTAL TELECOMMUNICATIONS		$7,033,868

TRANSPORTATION – 1.7%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31	2,500,000	2,087,829

Ryder System, Inc., Sr. Unsecured, MTN
3.65%, 03/18/24	1,670,000	1,647,093
2.85%, 03/01/27	2,645,000	2,435,271

Union Pacific Corp., Sr. Unsecured
3.15%, 03/01/24	2,565,000	2,527,516

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

4.30%, 03/01/49	$675,000	$586,738

TOTAL TRANSPORTATION		$9,284,447

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured
3.25%, 09/15/26	1,570,000	1,453,060
3.85%, 03/30/27	1,500,000	1,407,228
4.00%, 06/30/30	1,000,000	910,467
5.20%, 03/15/44	640,000	566,648

TOTAL TRUCKING & LEASING		$4,337,403

TOTAL CORPORATE BONDS (COST $245,951,663)		$225,006,085

GOVERNMENT AGENCIES – 2.9%

FEDERAL HOME LOAN BANK (FHLB) – 1.2%
3.25%, 11/16/28#	6,960,000	6,617,603

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.5%
0.38%, 07/21/25#	9,250,000	8,462,219

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%
6.25%, 05/15/29#	750,000	825,608
7.25%, 05/15/30	400,000	470,289

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,295,897

TOTAL GOVERNMENT AGENCIES (COST $18,089,163)		$16,375,719

MORTGAGE-BACKED SECURITIES – 21.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.5%

Pool C00478, 8.50%, 09/01/26	2,982	3,068
Pool E09010, 2.50%, 09/01/27	167,910	157,036
Pool G18497, 3.00%, 01/01/29	25,599	24,322
Pool C01272, 6.00%, 12/01/31	7,033	7,038
Pool A13990, 4.50%, 10/01/33	4,422	4,275
Pool G01625, 5.00%, 11/01/33	20,309	20,010
Pool A18401, 6.00%, 02/01/34	8,002	8,232
Pool QN1900, 3.00%, 04/01/35	718,046	670,008
Pool G08097, 6.50%, 11/01/35	12,238	13,083
Pool G02296, 5.00%, 06/01/36	51,527	52,237
Pool G02390, 6.00%, 09/01/36	4,684	4,940
Pool G05317, 5.00%, 04/01/37	203,928	206,532
Pool G08193, 6.00%, 04/01/37	9,324	9,854
Pool G03703, 5.50%, 12/01/37	5,655	5,832
Pool G04776, 5.50%, 07/01/38	18,861	18,982
Pool G05500, 5.00%, 05/01/39	188,959	189,164
Pool A93415, 4.00%, 08/01/40	242,558	232,590
Pool A93505, 4.50%, 08/01/40	315,827	306,401
Pool A93996, 4.50%, 09/01/40	237,977	230,868
Pool G06222, 4.00%, 01/01/41	377,690	361,816
Pool A97047, 4.50%, 02/01/41	239,668	230,595
Pool G06956, 4.50%, 08/01/41	238,569	229,533
Pool C03750, 3.50%, 02/01/42	103,886	96,606
Pool C03849, 3.50%, 04/01/42	56,454	52,680
Pool Q08305, 3.50%, 05/01/42	418,129	396,287
Pool C04305, 3.00%, 11/01/42	1,141,254	1,054,181
Pool C09020, 3.50%, 11/01/42	813,689	756,748
Pool G07266, 4.00%, 12/01/42	705,685	681,734
Pool C04444, 3.00%, 01/01/43	35,824	32,169

Description	Par Value	Value

Pool C09029, 3.00%, 03/01/43	$153,599	$137,914
Pool G08534, 3.00%, 06/01/43	189,171	169,855
Pool Q19476, 3.50%, 06/01/43	306,905	285,450
Pool C09044, 3.50%, 07/01/43	362,315	336,941
Pool G07889, 3.50%, 08/01/43	331,439	308,557
Pool G07624, 4.00%, 12/01/43	329,258	315,848
Pool G60038, 3.50%, 01/01/44	1,767,864	1,645,810
Pool G07680, 4.00%, 04/01/44	592,430	569,225
Pool G07943, 4.50%, 08/01/44	32,359	31,788
Pool G08607, 4.50%, 09/01/44	213,180	209,635
Pool Q33547, 3.50%, 05/01/45	276,297	252,236
Pool Q36970, 4.00%, 10/01/45	136,383	130,060
Pool G60384, 4.50%, 12/01/45	20,685	20,276
Pool Q39644, 3.50%, 03/01/46	875,596	807,622
Pool Q39438, 4.00%, 03/01/46	854,811	812,510
Pool G08705, 3.00%, 05/01/46	77,271	68,863
Pool G08708, 4.50%, 05/01/46	130,406	126,806
Pool ZS4671, 3.00%, 08/01/46	500,661	445,647
Pool Q44452, 3.00%, 11/01/46	726,897	647,787
Pool ZS4693, 3.00%, 12/01/46	1,384,392	1,232,249
Pool SD8037, 2.50%, 01/01/50	2,757,836	2,344,886
Pool RA2341, 2.50%, 04/01/50	2,405,255	2,046,845
Pool SD8104, 1.50%, 11/01/50	2,425,397	1,861,478
Pool RA4349, 2.50%, 01/01/51	1,228,049	1,043,678
Pool SD8141, 2.50%, 04/01/51	1,129,387	955,613
Pool SD8190, 3.00%, 01/01/52	2,192,053	1,930,819
Pool QE2363, 3.50%, 05/01/52	3,817,665	3,467,225
Pool SD3238, 5.50%, 12/01/52	2,106,180	2,094,200
Pool SD2617, 5.00%, 03/01/53	5,982,007	5,860,463

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$36,217,107

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.1%

Pool AE2520, 3.00%, 01/01/26	102,012	98,161
Pool 329794, 7.00%, 02/01/26	1,429	1,450
Pool 256639, 5.00%, 02/01/27	8,629	8,721
Pool 256752, 6.00%, 06/01/27	10,450	10,635
Pool 257007, 6.00%, 12/01/27	9,744	9,837
Pool 402255, 6.50%, 12/01/27	215	217
Pool AB8997, 2.50%, 04/01/28	48,550	46,420
Pool AS4480, 2.50%, 02/01/30	273,383	255,133
Pool AS7462, 2.50%, 06/01/31	132,529	123,117
Pool 254007, 6.50%, 10/01/31	3,565	3,686
Pool 254240, 7.00%, 03/01/32	11,003	11,082
Pool 638023, 6.50%, 04/01/32	32,897	34,118
Pool 642345, 6.50%, 05/01/32	19,282	19,999
Pool 651292, 6.50%, 07/01/32	42,442	44,019
Pool 686398, 6.00%, 03/01/33	49,533	51,270
Pool BP6496, 2.00%, 07/01/35	777,405	692,617
Pool MA4095, 2.00%, 08/01/35	977,451	870,762
Pool 745412, 5.50%, 12/01/35	14,930	15,260
Pool 888789, 5.00%, 07/01/36	80,875	81,714
Pool 256515, 6.50%, 12/01/36	5,774	6,152
Pool AE0217, 4.50%, 08/01/40	38,558	37,341
Pool AB1796, 3.50%, 11/01/40	235,533	219,056
Pool AH5583, 4.50%, 02/01/41	103,137	100,206
Pool 890551, 4.50%, 08/01/41	24,751	24,047
Pool AL0658, 4.50%, 08/01/41	143,833	139,741

July 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool AL1319, 4.50%, 10/01/41	$176,292	$171,274
Pool AL6302, 4.50%, 10/01/41	253,460	246,250
Pool AX5302, 4.00%, 01/01/42	432,138	414,017
Pool AK4523, 4.00%, 03/01/42	492,792	472,583
Pool AL2034, 4.50%, 04/01/42	67,902	65,974
Pool AB7936, 3.00%, 02/01/43	683,263	613,625
Pool AL3761, 4.50%, 02/01/43	70,450	68,449
Pool MA1458, 3.00%, 06/01/43	151,644	136,169
Pool AT7899, 3.50%, 07/01/43	1,034,174	972,169
Pool AS0302, 3.00%, 08/01/43	1,628,280	1,462,104
Pool AU4279, 3.00%, 09/01/43	336,661	302,262
Pool AL5537, 4.50%, 04/01/44	116,472	114,094
Pool AS3155, 4.00%, 08/01/44	16,472	15,770
Pool AX0833, 3.50%, 09/01/44	292,098	273,500
Pool AL6325, 3.00%, 10/01/44	1,043,887	937,865
Pool AS5136, 4.00%, 06/01/45	96,453	91,488
Pool AZ7362, 4.00%, 11/01/45	281,426	268,401
Pool AZ9565, 3.50%, 12/01/45	383,311	354,859
Pool BC0326, 3.50%, 12/01/45	335,176	310,194
Pool BC0245, 3.00%, 02/01/46	214,078	190,768
Pool BC0830, 3.00%, 04/01/46	313,666	279,568
Pool AS7568, 4.50%, 07/01/46	43,940	42,715
Pool BC4764, 3.00%, 10/01/46	429,234	382,483
Pool MA2771, 3.00%, 10/01/46	127,467	113,591
Pool AS8276, 3.00%, 11/01/46	432,428	385,375
Pool BC9003, 3.00%, 11/01/46	445,716	397,206
Pool BE1899, 3.00%, 11/01/46	1,723,106	1,535,826
Pool BE3767, 3.50%, 07/01/47	390,909	358,263
Pool BH2618, 3.50%, 08/01/47	113,181	103,708
Pool MA3088, 4.00%, 08/01/47	343,129	325,233
Pool BH4010, 4.50%, 09/01/47	341,543	332,988
Pool BH9215, 3.50%, 01/01/48	557,966	511,288
Pool BJ0650, 3.50%, 03/01/48	2,310,109	2,123,214
Pool BJ0639, 4.00%, 03/01/48	132,013	124,913
Pool BJ9169, 4.00%, 05/01/48	625,205	591,532
Pool BK4764, 4.00%, 08/01/48	569,752	539,121
Pool BN1628, 4.50%, 11/01/48	287,220	279,329
Pool BM5334, 3.50%, 01/01/49	537,724	496,347
Pool MA3871, 3.00%, 12/01/49	1,413,537	1,249,810
Pool CA5306, 3.00%, 03/01/50	1,209,024	1,068,667
Pool CA5353, 3.50%, 03/01/50	1,064,322	971,504
Pool MA4100, 2.00%, 08/01/50	1,308,110	1,063,964
Pool FM3989, 2.50%, 08/01/50	860,209	730,216
Pool CA6983, 2.00%, 09/01/50	2,307,801	1,887,602
Pool CA7106, 2.00%, 09/01/50	1,488,817	1,217,290
Pool MA4119, 2.00%, 09/01/50	981,227	798,091
Pool BQ2999, 2.50%, 10/01/50	1,975,971	1,675,820
Pool CA7383, 3.00%, 10/01/50	1,314,301	1,162,079
Pool CA7734, 2.50%, 11/01/50	1,412,554	1,196,498
Pool FM5297, 3.00%, 11/01/50	1,793,890	1,594,129
Pool MA4208, 2.00%, 12/01/50	1,012,171	823,246
Pool CA8021, 2.50%, 12/01/50	3,997,825	3,382,048
Pool FM5166, 3.00%, 12/01/50	918,553	805,214
Pool BQ4495, 2.00%, 02/01/51	5,543,554	4,497,933
Pool CA8929, 2.00%, 02/01/51	2,629,858	2,140,390
Pool FM6426, 2.00%, 03/01/51	2,300,881	1,893,582
Pool BR7857, 2.50%, 05/01/51	3,506,055	2,967,413

Description	Par Value	Value

Pool FM7188, 2.50%, 05/01/51	$2,473,726	$2,119,310
Pool CB0727, 2.50%, 06/01/51	6,251,540	5,303,679
Pool FM8440, 2.50%, 08/01/51	1,417,966	1,202,663
Pool FM9949, 2.00%, 12/01/51	916,417	751,376
Pool FM9871, 2.50%, 12/01/51	6,288,611	5,334,879
Pool BU1416, 3.00%, 01/01/52	2,258,328	1,984,664
Pool FS0982, 3.00%, 03/01/52	1,873,770	1,649,844
Pool FS1571, 2.00%, 04/01/52	3,846,068	3,125,075
Pool CB3334, 3.50%, 04/01/52	5,749,614	5,242,336
Pool BV7245, 4.00%, 05/01/52	6,554,349	6,126,417
Pool MA4644, 4.00%, 05/01/52	1,328,842	1,242,528

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$84,517,543

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354713, 7.50%, 12/15/23	62	62
Pool 354765, 7.00%, 02/15/24	895	895
Pool 354827, 7.00%, 05/15/24	221	221
Pool 385623, 7.00%, 05/15/24	1,356	1,358
Pool 2077, 7.00%, 09/20/25	1,006	1,025
Pool 780825, 6.50%, 07/15/28	16,243	16,356
Pool 2616, 7.00%, 07/20/28	9,436	9,790
Pool 2701, 6.50%, 01/20/29	19,544	19,972
Pool 426727, 7.00%, 02/15/29	2,414	2,416
Pool 503405, 6.50%, 04/15/29	7,123	7,106
Pool 781231, 7.00%, 12/15/30	9,779	9,974

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$69,175

TOTAL MORTGAGE-BACKED SECURITIES (COST $139,603,964)		$120,803,825

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	2,111,216

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,111,216

U.S. TREASURY OBLIGATIONS – 31.1%

U.S. TREASURY BONDS – 9.0%

6.38%, 08/15/27#	450,000	482,860
5.25%, 02/15/29	12,500,000	13,117,684
6.25%, 05/15/30	500,000	562,485
5.38%, 02/15/31#	600,000	651,089
2.00%, 11/15/41	985,000	707,811
2.38%, 02/15/42	2,000,000	1,528,227
3.00%, 05/15/42	500,000	421,790
3.63%, 08/15/43	881,000	809,849
3.75%, 11/15/43	365,000	341,347
3.63%, 02/15/44	2,106,000	1,932,000
3.13%, 08/15/44	6,637,000	5,618,605
3.00%, 11/15/44	2,000,000	1,655,914
2.50%, 02/15/45	2,135,000	1,616,131
3.00%, 05/15/45	2,000,000	1,651,253
2.88%, 08/15/45	300,000	241,967
3.00%, 11/15/45	765,000	630,061
2.50%, 02/15/46	280,000	210,339
3.00%, 02/15/47	1,098,000	902,132

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

3.00%, 05/15/47	$1,695,000	$1,391,853
2.75%, 11/15/47	2,235,000	1,751,424
1.25%, 05/15/50	3,300,000	1,800,354
1.38%, 08/15/50	3,000,000	1,691,568
1.63%, 11/15/50	2,500,000	1,506,966
2.00%, 08/15/51	13,255,000	8,771,305

TOTAL U.S. TREASURY BONDS		$49,995,014

U.S. TREASURY NOTES – 22.1%

2.38%, 08/15/24	2,100,000	2,037,081
2.00%, 02/15/25	4,655,000	4,439,570
0.38%, 04/30/25	250,000	230,782
2.13%, 05/15/25	2,800,000	2,663,542
2.00%, 08/15/25	945,000	892,592
2.25%, 11/15/25	730,000	690,442
1.63%, 02/15/26	8,000,000	7,422,879
1.63%, 05/15/26	5,470,000	5,054,129
2.00%, 11/15/26	4,180,000	3,870,824
2.25%, 02/15/27	5,030,000	4,682,413
1.13%, 02/28/27	250,000	223,466
0.50%, 06/30/27	450,000	388,817
3.13%, 08/31/27	15,000,000	14,344,386
2.25%, 11/15/27	300,000	276,342
2.75%, 02/15/28	6,750,000	6,338,026
4.00%, 02/29/28	10,000,000	9,913,197
1.25%, 06/30/28	500,000	435,190
2.88%, 08/15/28	5,000,000	4,704,646
1.38%, 10/31/28	8,000,000	6,952,415
3.13%, 11/15/28	350,000	332,831
2.38%, 05/15/29	7,900,000	7,186,735
1.63%, 08/15/29	5,000,000	4,347,978
1.50%, 02/15/30	5,000,000	4,265,233
3.50%, 04/30/30	3,500,000	3,379,496
0.63%, 05/15/30	550,000	438,925
1.63%, 05/15/31	10,000,000	8,443,344
1.38%, 11/15/31	1,880,000	1,538,311
1.88%, 02/15/32	6,000,000	5,096,143
2.75%, 08/15/32	7,000,000	6,355,685
3.38%, 05/15/33	7,000,000	6,677,347

TOTAL U.S. TREASURY NOTES		$123,622,767

TOTAL U.S. TREASURY OBLIGATIONS (COST $191,978,907)		$173,617,781

	Number of Shares

MONEY MARKET FUND – 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%^	4,589,733	4,589,733

TOTAL MONEY MARKET FUND (COST $4,589,732)		$4,589,733

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.6%

REPURCHASE AGREEMENTS – 2.6%

Bank of America Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $2,922,959, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 5/01/36 to 9/01/61; total market value of $2,980,980.	$2,922,529	$2,922,529

Citigroup Global Markets Ltd., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $2,922,959, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/15/24 to 8/20/67; total market value of $2,980,980.	2,922,529	2,922,529

Deutsche Bank Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $2,862,570, collateralized by U.S. Government Agency Securities, 1.00% to 7.00%, maturing 9/01/28 to 8/01/53; total market value of $2,919,392.	2,862,149	2,862,149

HSBC Securities USA, Inc., 5.29%, dated 7/31/23, due 8/01/23, repurchase price $2,922,958, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 4.08%, maturing 9/05/23 to 11/15/52; total market value of $2,980,980.	2,922,529	2,922,529

RBC Dominion Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $2,922,959, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/19/23 to 7/20/53; total market value of $2,980,980.	2,922,529	2,922,529

TOTAL REPURCHASE AGREEMENTS (COST $14,552,265)		$14,552,265

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $14,552,265)		$14,552,265

TOTAL INVESTMENTS – 99.6% (COST $617,315,509)		$557,105,747
COLLATERAL FOR SECURITIES ON LOAN – (2.6%)		(14,552,265)
OTHER ASSETS LESS LIABILITIES – 3.0%		16,942,883

TOTAL NET ASSETS – 100.0%		$559,496,365

July 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$5,464	$—	$5,464

Collateralized Mortgage Obligations	—	43,659	—	43,659

Corporate Bonds	—	225,006,085	—	225,006,085

Government Agencies	—	16,375,719	—	16,375,719

Mortgage-Backed Securities	—	120,803,825	—	120,803,825

Municipal Bond	—	2,111,216	—	2,111,216

U.S. Treasury Obligations	—	173,617,781	—	173,617,781

Money Market Fund	4,589,733	—	—	4,589,733

Repurchase Agreements	—	14,552,265	—	14,552,265

Total	$4,589,733	$552,516,014	$—	$557,105,747

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2023, these liquid restricted securities amounted to $7,432,980, representing 1.33% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2023 (unaudited)